Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement Of Income And Comprehensive Income [Abstract]
Pension adjustment tax	$ 763	$ 674	$ (1,886)